SCHEDULE OF FUTURE RESULTS OF OPERATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Revenues	$ 39,896	$ 33,195
Net loss	$ (444)	$ (1,542)